Accounting Policies - Schedule of Revenues from Third Party Payers, Uninsured and Other Payers (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues From Third Party Payers [Line Items]
Revenues	$ 60,233	$ 58,752	$ 51,533
Revenues ratio from third party payers	100.00%	100.00%	100.00%
Medicare [Member]
Revenues From Third Party Payers [Line Items]
Revenues from third party payers	$ 10,447	$ 10,447	$ 10,420
Revenues from third party payers, Ratio	17.30%	17.80%	20.20%
Managed Medicare [Member]
Revenues From Third Party Payers [Line Items]
Revenues from third party payers	$ 9,201	$ 8,424	$ 6,997
Revenues from third party payers, Ratio	15.30%	14.30%	13.60%
Medicaid [Member]
Revenues From Third Party Payers [Line Items]
Revenues from third party payers	$ 2,636	$ 2,290	$ 1,965
Revenues from third party payers, Ratio	4.40%	3.90%	3.80%
Managed Medicaid [Member]
Revenues From Third Party Payers [Line Items]
Revenues from third party payers	$ 3,998	$ 3,124	$ 2,621
Revenues from third party payers, Ratio	6.60%	5.30%	5.10%
Managed Care and Other Insurers [Member]
Revenues From Third Party Payers [Line Items]
Revenues from third party payers	$ 29,120	$ 30,295	$ 26,535
Revenues from third party payers, Ratio	48.30%	51.60%	51.50%
International (Managed Care and Other Insurers) [Member]
Revenues From Third Party Payers [Line Items]
Revenues from third party payers	$ 1,317	$ 1,336	$ 1,120
Revenues from third party payers, Ratio	2.20%	2.30%	2.20%
Other [Member]
Revenues From Third Party Payers [Line Items]
Revenues	$ 3,514	$ 2,836	$ 1,875
Other, Ratio	5.90%	4.80%	3.60%